Note 9 - Lease Obligations	12 Months Ended
Nov. 30, 2013
Leases, Capital [Abstract]
Capital Leases in Financial Statements of Lessee Disclosure [Text Block]
9.	Lease obligations

The Company leases facilities under an operating lease which expires in November 2014, with an option to extend the lease on comparable terms for five additional years.  The Company also leases various computers and equipment under capital leases. Future minimum lease payments under leases with terms of one year or more are as follows at November 30, 2013:

Year ending November 30,	Capital Lease	Operating Lease
	$	$

2014	46,079	84,356
	46,079	84,356
Less: amounts representing interest at 14%	2,815	-
	43,264	84,356
Less: current portion	43,264	84,356
Balance, long-term portion	-	-